Financial Assets at Fair Value Through Other Comprehensive Income-Securities - Summary of Reconciliation of Expected Loss for Financial Assets at Fair Value Through Other Comprehensive Instrument-Securities, Segregated by Stages (Detail) - BRL (R$)
R$ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial assets at fair value through other comprehensive income [line items]
Gains / (Losses)	R$ 2,086	R$ (1,107)	R$ (628)
Level 1 [Member]
Financial assets at fair value through other comprehensive income [line items]
Expected loss, beginning balance	(93)	(86)
Gains / (Losses)	3	(8)
Purchases	(2)	(17)
Settlements	8	18
Expected loss, ending balance	(84)	(93)	(86)
Level 1 [Member] | Brazilian government securities [member]
Financial assets at fair value through other comprehensive income [line items]
Expected loss, beginning balance	(36)	(36)
Expected loss, ending balance	(36)	(36)	(36)
Level 1 [Member] | Corporate debt securities [member]
Financial assets at fair value through other comprehensive income [line items]
Expected loss, beginning balance	(56)	(47)
Gains / (Losses)	2	(10)
Purchases	(2)	(16)
Settlements	8	17
Expected loss, ending balance	(48)	(56)	(47)
Level 1 [Member] | Government securities - abroad [member]
Financial assets at fair value through other comprehensive income [line items]
Expected loss, beginning balance	(1)	(3)
Gains / (Losses)	1	2
Purchases	0	(1)
Settlements	0	1
Expected loss, ending balance	0	(1)	(3)
Level 1 [Member] | Other [member] | Brazilian government securities [member]
Financial assets at fair value through other comprehensive income [line items]
Expected loss, beginning balance	(36)	(36)
Expected loss, ending balance	(36)	(36)	(36)
Level 1 [Member] | Other [member] | Corporate debt securities [member]
Financial assets at fair value through other comprehensive income [line items]
Expected loss, beginning balance	(3)	(3)
Expected loss, ending balance	(3)	(3)	(3)
Level 1 [Member] | Debentures [member] | Corporate debt securities [member]
Financial assets at fair value through other comprehensive income [line items]
Expected loss, beginning balance	(44)	(43)
Purchases	0	(1)
Expected loss, ending balance	(44)	(44)	(43)
Level 1 [Member] | Eurobonds and others [member] | Corporate debt securities [member]
Financial assets at fair value through other comprehensive income [line items]
Expected loss, beginning balance	(9)	(1)
Gains / (Losses)	2	(10)
Purchases	(2)	(15)
Settlements	8	17
Expected loss, ending balance	R$ (1)	R$ (9)	R$ (1)